Trade and other receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Trade and other receivables

9.	Trade and other receivables

9.1.	Trade and other receivables

	06.30.2022	12.31.2021
Receivables from contracts with customers
Third parties	5,425	4,839
Related parties
Investees (note 28.1)	303	385
Subtotal	5,728	5,224
Other trade receivables
Third parties
Receivables from divestments (*)	1,075	2,679
Lease receivables	417	435
Other receivables	739	872
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	582	506
Subtotal	2,813	4,492
Total trade and other receivables, before ECL	8,541	9,716
Expected credit losses (ECL) - Third parties	(1,503)	(1,428)
Expected credit losses (ECL) - Related parties	(9)	(20)
Total trade and other receivables	7,029	8,268
Current	5,048	6,368
Non-current	1,981	1,900
(*) At June 30, 2022, it mainly refers to the receivables from the divestments of Rio Ventura, Roncador, Baúna, Miranga, Maromba, Pampo and Enchova, Sépia and Atapu fields.

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 775 as of June 30, 2022 (US$ 1,155 as of December 31, 2021).

The change in Receivable from divestments was mainly due to the receipt of US$ 950 related to the final installment for the sale of block BM-S-8, and to the receipt of US$ 1,000, related to the final installment for the sale of the Company’s 90% interest in Nova Transportadora do Sudeste (NTS), partially offset by other receivables from divestments recorded in the period, such as from the Atapu and Sépia Co-participation Agreement (US$ 129) and from Pampo and Enchova fields (US$ 124).

9.2.	Aging of trade and other receivables – third parties

	06.30.2022		12.31.2021
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	5,895	(78)	7,059	(77)
Overdue:
1-90 days	186	(34)	218	(26)
91-180 days	24	(23)	40	(6)
181-365 days	22	(18)	51	(29)
More than 365 days	1,529	(1,350)	1,457	(1,290)
Total	7,656	(1,503)	8,825	(1,428)

9.3.	Changes in provision for expected credit losses

	2022 Jan-Jun	2021 Jan-Jun
Opening balance	1,448	1,596
Additions	72	42
Write-offs	(21)	-
Reversals	(38)	(75)
Cumulative translation adjustment	51	30
Closing balance	1,512	1,593
Current	190	199
Non-current	1,322	1,394